UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.8%
New York 93.7%
Amherst, NY, Central School District, Bond Anticipation Notes, 1.5%, 8/4/2011	4,000,000	4,033,466
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Ave. LLC Project, Series A, AMT, 0.36% *, 9/1/2033, Hudson River Bank & Trust Co. (a)	3,945,000	3,945,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.33% *, 2/1/2029, Sovereign Bank FSB (a)	4,095,000	4,095,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.34% *, 5/1/2033, JPMorgan Chase Bank & Landesbank Baden-Wurttemberg (a)	520,000	520,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.3% *, 12/1/2033	1,095,000	1,095,000
Nassau County, NY, Industrial Development Agency Revenue, Westbury Senior Living LLC, Series B, AMT, 144A, Prerefunded 11/1/2010 @ 103, 7.9%, 11/1/2031	4,875,000	5,052,296
New York, Liberty Development Corp. Revenue, World Trade Center Project, Series A, 0.5% *, Mandatory Put 1/18/2011 @ 100, 12/1/2049	7,000,000	7,000,090
New York, Metropolitan Transportation Authority Revenue:
Series E-2, 144A, 0.28% *, 11/1/2035, BNP Paribas (a)	450,000	450,000
Series 2-B, 0.33%, 2/4/2011, Barclays Bank PLC (a)	3,500,000	3,500,000
New York, Nassau Health Care Corp. Revenue, 0.35% *, 8/1/2029, Wachovia Bank NA (a)	2,900,000	2,900,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 0.29% *, 7/1/2029, JPMorgan Chase Bank (a)	790,000	790,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722, 144A, 0.27% *, 7/1/2016	3,935,000	3,935,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.26% *, 7/1/2031, Bank of America NA (a)	1,175,000	1,175,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 4.0%, 3/15/2011	350,000	355,706
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc., Series C-3, 144A, AMT, 0.24% *, 11/1/2039, Mizuho Corporate Bank (a)	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.28% *, 5/15/2036	2,000,000	2,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 157, 0.39% *, 4/1/2047	6,100,000	6,100,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 0.29% *, 1/1/2032	3,600,000	3,600,000
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series C, 144A, 0.24% *, 2/15/2031, TD Bank NA (a)	1,000,000	1,000,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.27% *, 1/1/2037, ING Bank NV (a)	1,600,000	1,600,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Psychotherapy & Counseling Center, 0.26% *, 6/1/2038, JPMorgan Chase Bank (a)	2,900,000	2,900,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series AA-3, 0.35% *, 6/15/2032	1,600,000	1,600,000
New York City, NY, Transitional Finance Authority, Series 2B, 0.34% *, 11/1/2022	1,365,000	1,365,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series E, 2.0%, 11/1/2010	5,120,000	5,127,544
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 0.34% *, 3/1/2025, Wilber National Bank (a)	475,000	475,000
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, St. Anthonys High School Civic, 0.24% *, 12/1/2036, Sovereign Bank FSB (a)	1,000,000	1,000,000
Suffolk County, NY, Tax Anticipation Notes, 2.0%, 9/13/2011	2,750,000	2,792,357

		70,906,459
Puerto Rico 7.1%
Puerto Rico, Commonwealth Highway & Transportation Authority Revenue, Series DCL 019, 144A, 0.42% *, 1/1/2029, Dexia Credit Local (a) (b)	3,565,000	3,565,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.37% *, 12/1/2030	1,800,000	1,800,000

		5,365,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $76,271,459) †	100.8	76,271,459
Other Assets and Liabilities, Net	(0.8)	(617,382)

Net Assets	100.0	75,654,077

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of September 30, 2010.

†	The cost for federal income tax purposes was $76,271,459.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of this company:

Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Municipal Corp.	4.7

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$76,271,459	$—	$76,271,459
Total	$—	$76,271,459	$—	$76,271,459

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period end September 30, 2010.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010